Borrowings - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Jan. 01, 2019 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 8,524		€ 9,307			€ 12,061
Borrowings at fair value	9,165		9,783
Difference between the contractually required payment at maturity date and the carrying amount	(15)		(40)
Principal amount	136
Repayment of borrowings	3,985		7,014		€ 5,211
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,241		1,745
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	300		(2,700)
Redemption of debt			1,400	$ 1,540
Borrowings	7,283		7,562
Principal amount			500
FHLB advances [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity			1,700
Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings at fair value	0		461
Other [member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	24		26
Other [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	9		8
Covered bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt	700
Covered bonds [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	700
Bonds issued	€ 500
Other mortgages funding [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity			500
Seacure14 [Member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt			900
SAECURE 18" RMBS Note [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings			€ 512
Expected weighted average life			4 years 9 months 18 days	4 years 9 months 18 days
Coupon rate			3 month Euribor plus 40bps	3 month Euribor plus 40bps
Coupon rate			0.625%
USD 500 Million Senior Notes [member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings			€ 461
Coupon rate	5.75%
Repayment of borrowings | $		$ 500
Seacure 15 [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt	€ 900